Annual Total Returns[BarChart] - AST MFS Large Cap Value Portfolio - No Share Class	Annual Return 2011	Annual Return 2012	Annual Return 2013	Annual Return 2014	Annual Return 2015	Annual Return 2016	Annual Return 2017	2020
Total	34.50%	10.22%	(0.72%)	13.44%	17.34%	(10.15%)	29.35%	3.90%